Allowance for Loan Losses and Reserve for Unfunded Loan Commitments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Reserve for unfunded loan commitments	$ 181,000	$ 138,000
Losses on unfunded loan commitments	$ 0	$ 0